Statements of Net Assets Available for Benefits - EBP 41-0268370 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash	$ 289	$ 1,669
Investments, at fair value
Investments	552,167,409	522,059,120
Total investments	552,167,409	522,059,120
Notes receivable from participants	7,117,432	6,928,878
Employer contributions receivable	2,789,026	350,761
Total assets	562,074,156	529,340,428
Other liabilities	6	0
Net assets available for benefits	562,074,150	529,340,428
Mutual Fund [Member]
Investments, at fair value
Investments	25,222,296	80,941,895
EBP, Employer, Common Stock [Member]
Investments, at fair value
Investments	19,944,995	25,163,693
Common Collective Trust [Member]
Investments, at fair value
Investments	$ 507,000,118	$ 415,953,532